PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 12,351	$ 17,307	$ 46,932	$ 53,042